TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current taxes	$ 248	$ 391	$ 334
Deferred taxes expense	0	0	420
Taxes in respect of previous years	(13)	16	122
Write off of prepaid and withholding taxes	749	1,388	875
Change in uncertain tax positions	100	100	100
Income Tax Expense (Benefit)	$ 1,084	$ 1,895	$ 1,851